Segment information - Additional information (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Segment information
Property, plant and equipment	€ 17,196	€ 16,590
Right-of-use assets.	21,303	22,120
United States
Segment information
Property, plant and equipment	503	516
Right-of-use assets.	€ 625	€ 709